Share Based Compensation Plan (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of option activity under Company's Plan
Shares Outstanding, beginning of year	303,974
Shares Granted
Shares Forfeited	1,500
Shares Expired	3,125
Shares Outstanding, end of year	299,349
Shares Exercisable, end of year	211,149
Weighted - Average Exercise Price, Outstanding, beginning of year	$ 9.85
Weighted - Average Exercise Price, Granted
Weighted - Average Exercise Price, Forfeited	$ 6.98
Weighted - Average Exercise Price, Expired	$ 13.30
Weighted - Average Exercise Price, Outstanding, end of year	$ 9.86
Weighted - Average Exercise Price, Exercisable, end of year	$ 11.07
Weighted - Average Remaining Contractual Term, Outstanding, end of year	4 years 9 months 22 days
Weighted - Average Remaining Contractual Term, Exercisable, end of year	3 years 10 months 6 days
Aggregate Intrinsic Value, Outstanding, end of year
Aggregate Intrinsic Value, Exercisable, end of year